ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued payroll and social insurance		¥ 30,780,693	¥ 32,008,825
Warranty-current		41,809,564	31,262,442
Sales rebate		40,344,717	34,029,433
Construction payable		18,765,855
Deposits		16,293,035	16,360,762
Deferred ADR income			4,250,126
Other taxes payable		10,273,637	3,656,732
IPO cost payable			3,130,639
Interest payable		2,010,366	318,774
Others		15,255,530	9,166,293
Accrued expenses and other current liabilities	$ 25,213,795	¥ 175,533,397	¥ 134,184,026